Income tax (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Components of Income Tax for Period (Income) / Charge

	Note	2022	2021 1)	2020 1)

Current tax
Current year		(6)	(18)	(23)

Adjustments to prior years		(3)	(6)	(24)
		(9)	(24)	(47)
Deferred tax	40

Origination / (reversal) of temporary differences		(540)	163	(309)

Changes in tax rates / bases		(2)	(39)	(11)

Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences		8	(5)	12

Non-recognition of deferred tax assets		9	9	7

Adjustments to prior years		16	(9)	11
		(509)	119	(289)
Income tax for the period (income) / charge		(518)	95	(336)

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.

Summary of Reconciliation Between Standard and Effective Income Tax

Reconciliation between standard and effective income tax:	2022	2021 1)	2020 1)
Result before tax from continuing operations	(1,543)	1,164	(958)

Income tax calculated using weighted average applicable statutory tax rates	(329)	231	(218)

Difference due to the effects of:

Non-taxable income	(116)	(57)	(54)

Non-tax deductible expenses	12	21	21

Changes in tax rate/base	(2)	(39)	(11)

Different tax rates on overseas earnings	3	-	-

Tax credits	(43)	(48)	(57)

Other taxes	(46)	38	(2)

Adjustments to prior years	12	(15)	(12)

Change in uncertain tax positions	(0)	(16)	-

Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences	8	(5)	12

Non-recognition of deferred tax assets	9	9	7

Tax effect of (profit) / losses from joint ventures and associates	(19)	(18)	(17)

Other	(8)	(5)	(4)
	(189)	(136)	(118)
Income tax for the period (result) / charge	(518)	95	(336)

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.

Summary of Income Tax Related to Components of Other Comprehensive Income and Retained Earning
The following tables present income tax related to components of other comprehensive income and retained earnings.

		2022	2021 1)	2020 1)
Items that will not be reclassified to profit and loss:
Changes in revaluation reserve real estate held for own use		-	1	(2)

Remeasurements of defined benefit plans		(5)	(78)	14
		(5)	(77)	12

Items that may be reclassified subsequently to profit and loss:

(Gains) / losses on revaluation of available-for-sale investments		2,802	269	(635)

(Gains) / losses transferred to the income statement on disposal and impairment of available-for-sale investments		(121)	71	(1)

Changes in cash flow hedging reserve		42	47	54

Movement in foreign currency translation and net foreign investment hedging reserve		(12)	3	(7)
		2,710	390	(589)
Total income tax related to components of other comprehensive income		2,706	313	(577)
1 Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.
		2022	2021	2020
Income tax related to equity instruments and other

Income tax related to equity instruments	31	2	13	18

Other		1	3	1
Total income tax recognized directly in retained earnings		3	16	19

Aegon N.V [member]
Statement [LineItems]
Components of Income Tax for Period (Income) / Charge

	2022	2021

Current Tax

Current Tax	47	54

Income tax for the period (result) / charge	47	54

Reconciliation between standard and effective tax

Result before tax	(204)	(193)

Tax on result at Dutch corporate result tax rate	53	48

Differences due to the effect of:

Tax rate changes	-	4

Change in uncertain tax positions	-	8

Non deductible expenses	(7)	(7)

Total	47	54